Segment information (Details 8) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information
External sales and revenues	$ 11,030	$ 10,962	$ 12,317	$ 12,702	$ 14,244	$ 13,549	$ 14,150	$ 13,241	$ 47,011	$ 55,184	$ 55,656
Net property, plant and equipment	16,090				16,577				16,090	16,577
Inside United States
Segment Reporting Information
External sales and revenues									19,218	21,122	18,579
Net property, plant and equipment	8,842				8,714				8,842	8,714
Outside the United States
Segment Reporting Information
External sales and revenues									27,793	34,062	$ 37,077
Net property, plant and equipment	$ 7,248				$ 7,863				$ 7,248	$ 7,863